Equity - Preferred Units (Details) $ / shares in Units, $ in Thousands					3 Months Ended				12 Months Ended				51 Months Ended	54 Months Ended
	Jul. 10, 2023 $ / shares shares	Jun. 06, 2023 USD ($) shares	Dec. 01, 2021 USD ($)	Jul. 15, 2020 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)		Mar. 31, 2022 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jan. 01, 2025 $ / shares	Jul. 26, 2023 $ / shares	Jun. 08, 2023 shares	Jun. 07, 2023 shares	Dec. 07, 2021 USD ($)	Nov. 29, 2021 USD ($)	Nov. 23, 2021 USD ($)	Jun. 30, 2021	May 31, 2019 USD ($)
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares) | shares					250,000,000				250,000,000				250,000,000	250,000,000
Preferred stock, shares issued (in shares) | shares					0				0				0	0
Preferred stock, shares outstanding (in shares) | shares					0				0				0	0
Potential exchange price (in usd per share) | $ / shares					$ 10.5				$ 10				$ 10	$ 10.5
Compensation expense					$ 27,001	$ 3,507		$ 2,828	$ 10,085		$ 23,153	$ 107,808
Deemed dividend for accrual of preferred stock return						$ (9,150)	[1]		37,100		2,200
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity											32,002
Preferred units issued, value					0				0	[2]			$ 0 [2]	$ 0
Preferred units redeemed for cash											14,800
Convertible units, automatic exchange, number of trading days				20 days
Convertible units, automatic exchange, unit price (in dollars per share) | $ / shares				$ 12.75
Preferred Stock
Class of Stock [Line Items]
Preferred units redeemed for cash									$ 4,600		0
Preferred Stock | GWG Holdings
Class of Stock [Line Items]
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity											46,200
Conversion of BCG Common Class A Units
Class of Stock [Line Items]
Additional value					15,000
Compensation expense					$ 15,000
Minimum
Class of Stock [Line Items]
Potential exchange price (in usd per share) | $ / shares					$ 10.5									$ 10.5
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares) | shares					50,000,000									50,000,000
Preferred stock, shares issued (in shares) | shares					0				0				0	0			2,796,864	2,796,864
Preferred stock, shares outstanding (in shares) | shares					0				0				0	0			2,796,864
Liquidation preference (in dollars per share) | $ / shares					$ 0.001									$ 0.001
Series A Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Preferred stock, shares issued (in shares) | shares																	2,796,864
Preferred stock, shares outstanding (in shares) | shares																	2,796,864
Preferred Series A Subclass 0
Class of Stock [Line Items]
Quarterly guaranteed payment, annual basis					6.00%				6.00%				6.00%	6.00%
Quarterly guaranteed payment, fiscal quarter basis					1.50%				1.50%				1.50%	1.50%
Guaranteed payment accrual					$ 25,000			$ 3,800	$ 20,900				$ 20,900	$ 25,000
Percentage redeemable					12.50%				12.50%				12.50%	12.50%
Maximum percentage redeemable					50.00%				50.00%				50.00%	50.00%
Convertible shares of preferred stock, percentage redeemable					12.50%				12.50%				12.50%	12.50%
Aggregate capital accounts, issued			$ 251,700
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity											$ 1,700
Preferred Series A Subclass 1
Class of Stock [Line Items]
Weighted average preferred return rate					0.93%	1.99%		3.92%	1.38%		2.33%	1.84%
Deemed dividend					$ 106,100				$ 96,500				$ 96,500	$ 106,100
Limit on indebtedness, capital percent of NAV threshold					55.00%				55.00%				55.00%	55.00%
Limit on indebtedness, debt percent of NAV threshold					40.00%				40.00%				40.00%	40.00%
Aggregate capital accounts, converted		$ 193,900																		$ 319,000
Deemed dividend for accrual of preferred stock return					$ 6,900
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity											$ 12,500
Preferred Series A Subclass 1 | BCH
Class of Stock [Line Items]
Income allocation, percentage allocated to preferred stock																						50.00%
Income allocation, annualized return required																						1.00%
Preferred Series A Subclass 1 | Forecast
Class of Stock [Line Items]
Annual conversion limit															20.00%
Maximum conversion price (in dollars per share) | $ / shares															$ 18
Minimum conversion price (in dollars per share) | $ / shares															$ 10.5
Class S Ordinary
Class of Stock [Line Items]
Preferred stock, shares issued (in shares) | shares								5,800,000
Preferred stock, shares outstanding (in shares) | shares									5,800,000				5,800,000
Units converted (in shares) | shares		16,708,817
Common stock exchange ratio					1				1				1	1
Common Class A
Class of Stock [Line Items]
Units converted (in shares) | shares		1,396,457
Common Class A | Subsequent Event
Class of Stock [Line Items]
Units converted (in shares) | shares	44,040,761	1.25
Price per unit (in dollars per share) | $ / shares																$ 2.29
Common Class B
Class of Stock [Line Items]
Units converted (in shares) | shares		15,312,360
Common Class B | Subsequent Event
Class of Stock [Line Items]
Units converted (in shares) | shares		1.25
Common Class A and B
Class of Stock [Line Items]
Common stock exchange ratio					1									1
Preferred Series C Subclass 1
Class of Stock [Line Items]
Weighted average preferred return rate					0.93%	1.99%		3.92%	1.38%		2.33%	0.75%
Aggregate capital accounts, issued												$ 75,000
Preferred units issued, value																							$ 75,000
Preferred return prior to initial public offering, numerator, basis spread over CPI									0.50%
Preferred return after initial public offering, numerator, basis spread over CPI									0.75%
Preferred return, denominator, basis spread over effective income tax rate									1.00%
Preferred Series C Subclass 1 | Subsequent Event
Class of Stock [Line Items]
Units converted (in shares) | shares	44,040,761
Price per unit (in dollars per share) | $ / shares	$ 4.66
Class S Preferred
Class of Stock [Line Items]
Preferred stock exchange ratio					1.2				1.2				1.2	1.2
Preferred return earned													$ 200	$ 200
Preferred Series B Subclass 2
Class of Stock [Line Items]
Preferred units issued, value																			$ 352,600
Preferred Series B Subclass 2 | GWG Holdings
Class of Stock [Line Items]
Aggregate capital accounts, issued																				$ 319,000
Preferred Series B Subclass 2 | Preferred Stock
Class of Stock [Line Items]
Deemed dividend for accrual of preferred stock return								$ 8,400	$ 37,100		$ 2,200
Preferred Series B Subclass 2 | Maximum
Class of Stock [Line Items]
Percentage of initial public listing price									85				85
Preferred Series B Subclass 2 | Minimum
Class of Stock [Line Items]
Percentage of initial public listing price									80				80
Class A and S Units | BCH
Class of Stock [Line Items]
Income allocation, percentage allocated to preferred stock																						50.00%
Preferred Series C
Class of Stock [Line Items]
Convertible units, automatic exchange, minimum required capital account if all units not converted				$ 10,000
Preferred Series C Subclass 0
Class of Stock [Line Items]
Aggregate capital accounts, converted																					$ 14,800
Preferred units redeemed for cash			$ 14,800
Preferred return prior to initial public offering, numerator, basis spread over CPI									0.50%
Preferred return after initial public offering, numerator, basis spread over CPI									0.75%
Preferred return, denominator, basis spread over effective income tax rate									1.00%
Preferred return, multiplier percentage									80.00%

[1]	Retroactively adjusted March 31, 2022 and three months ended June 30, 2022 for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.